Convertible Debentures (Details Narrative) (10-Q) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of note discounts	$ 48,733	$ 294,207	$ 357,612	$ 820,287
Interest expense on convertible debt	$ 12,804	$ 29,012	31,330	135,314
Convertible Debt [Member]
Total discounts for variable conversion features of the convertible debts			$ 257,379	$ 559,626
Maximum percentage of debt holder owning issued and outstanding shares	4.99%		4.99%